Intangible Assets and Goodwill - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 348	$ 414	$ 415
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	20 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	31 years
Other
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	34 years
Pfizer Consumer Health
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 81	$ 93
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			20 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			31 years
Other
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)			34 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	41	50	$ 187	213	197
Patents, Customer Relationships And Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 40	$ 43	$ 161	$ 201	$ 218